FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSETS THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS
Description	Carrying Value at December 31, 2022	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$304,675,000	$304,675,000
Total	$304,675,000	$304,675,000

Stardust Power Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSETS AND LIABILITIES ARE MEASURED AT FAIR VALUE

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities (a)	$218,556	$-	$-	$218,556
Total financial assets	$218,556	$-	$-	$218,556

	Fair Value Measurements as at March 31, 2024
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities (a)	$163,898	$-	$-	$163,898
Total financial assets	$163,898	$-	$-	$163,898

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE notes (b)	$-	$-	$5,212,200	$5,212,200
Total financial liabilities	$-	$-	$5,212,200	$5,212,200

	Fair Value Measurements as at March 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE notes (b)	$-	$-	$5,520,100	$5,520,100
Total financial liabilities	$-	$-	$5,520,100	$5,520,100

(a)	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.

(b)	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2 the audited consolidated financial statements and notes thereto for the period March 16, 2023 to December 31, 2023 included in the Company’s registration statement on Form S-4/A filed with the SEC on May 8, 2024.

The following tables summarize the Company’s assets and liabilities that are measured at fair value in the consolidated financial statements:

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities(a)	$218,556	$—	$—	$218,556
Total financial assets	$218,556	$—	$—	$218,556

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE notes(b)	$—	$—	$5,212,200	$5,212,200
Total financial liabilities	$—	$—	$5,212,200	$5,212,200

(a)	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.

(b)	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2.

SCHEDULE OF RECONCILIATION OF ACTIVITY AND CHANGES IN FAIR VALUE

The following table provides a reconciliation of activity and changes in fair value for the Company’s SAFE notes using inputs classified as:

SAFE notes at Fair Value
Balance as at March 16, 2023 (inception) and March 31, 2023	$-
Issuance of SAFE notes	5,000,000
Change in fair value	212,200
Balance as at December 31, 2023	$5,212,200
Issuance of SAFE notes	200,000
Change in fair value	107,900
Balance as at March 31, 2024	$5,520,100

The following table provides a reconciliation of activity and changes in fair value for the Company’s SAFE note using inputs classified as Level 3:

SAFE note at Fair Value
Balance as at March 16, 2023 (inception)	$—
Issuance of SAFE notes	5,000,000
Change in fair value	212,200
Balance as at December 31, 2023	$5,212,200